Revenues (Details) - Schedule of revenues from warranty and services are not material - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Revenues from Warranty and Services are not Material [Abstarct]
Consoles	$ 1,002	$ 1,560	$ 1,817
Disposables	1,336	1,208	1,006
Exclusive distribution agreement	747	1,370	1,045
Total	$ 3,085	$ 4,138	$ 3,868